Intangible assets, net	12 Months Ended
Dec. 31, 2023
Intangible assets, net
Intangible assets, net

8.    Intangible assets, net

Intangible assets consist of the following:

	As of December 31, 2022
	Weighted
	average	Gross		Net
	amortization	carrying	Accumulated	carrying
	period	amount	amortization	amount
	Year	RMB	RMB	RMB
Software	4.9	37,055	(18,378)	18,677
Customer relationship	10.0	7,736	(2,600)	5,136
Trademarks	10.0	462	(337)	125
Patent right	10.0	142	(29)	113
Total	5.7	45,395	(21,344)	24,051

8.    Intangible assets, net (continued)

	As of December 31, 2023
	Weighted
	average	Gross		Net
	amortization	carrying	Accumulated	carrying
	period	amount	amortization	amount
	Year	RMB	RMB	RMB
Software	3.7	42,715	(27,482)	15,233
Customer relationship	6.0	7,735	(3,364)	4,371
Trademarks	10.0	623	(361)	262
Patent right	10.0	282	(52)	230
Total	5.0	51,355	(31,259)	20,096

Amortization expenses recognized for the years ended December 31, 2021, 2022 and 2023 were RMB6,387, RMB8,198 and RMB8,857, respectively. No impairment charge was recognized for any of the periods presented.

As of December 31, 2023, amortization expenses related to the intangible assets for future periods are estimated to be as follows:

	Year ended December 31,
					2028 and
	2024	2025	2026	2027	thereafter	Total
	RMB	RMB	RMB	RMB	RMB	RMB
Amortization expenses	6,712	6,329	3,313	1,610	2,132	20,096